SCHEDULE OF BREAKDOWN OF OPERATING EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
ScheduleOfBreakdownOfOperatingExpensesLineItems [Line Items]
Cost of Sales	$ 1,802,728		$ 1,149,898
Operating Expenses
General and Administrative Expenses	74,359		61,084
Stock-Based Compensation for Employees	68,146		52,916
Depreciation and Amortization Expense	1,929		1,396
Marketing Expenses	82,383		57,477
Research and Development Expenses	17,443		12,156
Settlement of Litigation	750		9,250
Total Operating Expenses	174,935	[1],[2]	139,967	[3],[4]
Total Cost of Sales and Operating Expenses	1,977,663		1,289,865
General and Administrative Expense [Member]
Operating Expenses
Salaries and Benefits	38,903		27,081
Stock-Based Compensation for Employees	8,416		9,324
Administrative Expenses	3,155		3,816
Professional Fees	18,337		16,437
Depreciation and Amortization Expense	1,929		1,396
Other	3,619		3,030
Selling and Marketing Expense [Member]
Operating Expenses
Salaries and Benefits	1,686		1,048
Stock-Based Compensation for Employees	160		29
Stock-Based Compensation for Agents	14,727		10,077
Revenue Share	60,520		42,727
Other	5,290		3,596
Research and Development Expense [Member]
Operating Expenses
Salaries and Benefits	10,321		6,400
Stock-Based Compensation for Employees	1,158		949
Software, Cloud & Tools	5,793		3,219
Other	$ 171		$ 1,588

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development, and settlement of litigation expenses.
[2]	Operating expenses includes Revenue share expense of approximately $60,520 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development, and settlement of litigation expenses.
[4]	Operating expenses includes Revenue share expense of approximately $42,727 thousand and is recorded in the North American Brokerage segment.